Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000188888 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[1]
C000188888 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[1]
C000188888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
C000188888 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
C000188888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000188888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
C000188888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
C000188888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000188888 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000188888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
C000188888 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000188888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000188888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000188888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000188888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188888 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021883 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
C000021883 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000021883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[2]
C000021883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[2]
C000021883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000021883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
C000021883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[2]
C000021883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[2]
C000021883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000021883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[2]
C000021883 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000057286 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[3]
C000057286 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[3]
C000057286 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[3]
C000057286 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[3]
C000057286 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000057286 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[3]
C000057286 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[3]
C000057286 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[3]
C000057286 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000057286 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[3]
C000057286 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000057286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000057286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000057286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000057286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057286 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000071346 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[4]
C000071346 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[4]
C000071346 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[4]
C000071346 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[4]
C000071346 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000071346 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[4]
C000071346 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[4]
C000071346 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[4]
C000071346 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000071346 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[4]
C000071346 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000071346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000071346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000071346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000071346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000071346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000021882 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[5]
C000021882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[5]
C000021882 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[5]
C000021882 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000021882 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[5]
C000021882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[5]
C000021882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[5]
C000021882 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000021882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[5]
C000021882 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021881 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[6]
C000021881 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[6]
C000021881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[6]
C000021881 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[6]
C000021881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000021881 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[6]
C000021881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[6]
C000021881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[6]
C000021881 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000021881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[6]
C000021881 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021879 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[7]
C000021879 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[7]
C000021879 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[7]
C000021879 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[7]
C000021879 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000021879 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[7]
C000021879 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[7]
C000021879 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[7]
C000021879 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
C000021879 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[7]
C000021879 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021879 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000032264 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[8]
C000032264 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[8]
C000032264 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[8]
C000032264 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000032264 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[8]
C000032264 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[8]
C000032264 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[8]
C000032264 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[8]
C000032264 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[8]
C000032264 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[8]
C000032264 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[9]
C000032264 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000032264 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000032264 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[9]
C000032264 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[9]
C000032264 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[9]
C000032264 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[9]
C000032264 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[9]
C000032264 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[9]
C000032264 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
C000032264 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000032264 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000032264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000032266 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[10]
C000032266 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[10]
C000032266 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[10]
C000032266 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000032266 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[10]
C000032266 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[10]
C000032266 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[10]
C000032266 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[10]
C000032266 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[10]
C000032266 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[10]
C000032266 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[11]
C000032266 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[11]
C000032266 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[11]
C000032266 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[11]
C000032266 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[11]
C000032266 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[11]
C000032266 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[11]
C000032266 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[11]
C000032266 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[11]
C000032266 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
C000032266 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000032266 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000032266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000032267 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[12]
C000032267 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[12]
C000032267 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[12]
C000032267 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000032267 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[12]
C000032267 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[12]
C000032267 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[12]
C000032267 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[12]
C000032267 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[12]
C000032267 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[12]
C000032267 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[13]
C000032267 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[13]
C000032267 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
C000032267 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000032267 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[13]
C000032267 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[13]
C000032267 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[13]
C000032267 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[13]
C000032267 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[13]
C000032267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[13]
C000032267 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000032267 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000032267 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
C000071348 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[14]
C000071348 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[14]
C000071348 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[14]
C000071348 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000071348 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[14]
C000071348 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000071348 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000071348 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[14]
C000071348 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[14]
C000071348 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[14]
C000071348 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[15]
C000071348 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[15]
C000071348 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000071348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[15]
C000071348 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[15]
C000071348 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[15]
C000071348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[15]
C000071348 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[15]
C000071348 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[15]
C000071348 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[15]
C000071348 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000071348 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000071348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000032268 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[16]
C000032268 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[16]
C000032268 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[16]
C000032268 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000032268 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[16]
C000032268 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[16]
C000032268 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[16]
C000032268 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[16]
C000032268 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[16]
C000032268 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[16]
C000032268 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[17]
C000032268 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[17]
C000032268 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[17]
C000032268 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000032268 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[17]
C000032268 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[17]
C000032268 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[17]
C000032268 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[17]
C000032268 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[17]
C000032268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[17]
C000032268 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000032268 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000032268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000120775 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[18]
C000120775 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[18]
C000120775 [Member] | V Global Holdings LLC Term Loan 9 55 01 02 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[18]
C000120775 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000120775 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[18]
C000120775 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[18]
C000120775 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[18]
C000120775 [Member] | MLN US HoldCo LLC dba Mitel Term Loan A 2 11 68 06 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[18]
C000120775 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[18]
C000120775 [Member] | Level 3 Financing Inc Term Loan B 6 92 03 29 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[18]
C000120775 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[19]
C000120775 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000120775 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[19]
C000120775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[19]
C000120775 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[19]
C000120775 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[19]
C000120775 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[19]
C000120775 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[19]
C000120775 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[19]
C000120775 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[19]
C000120775 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000120775 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000120775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[19]
C000120776 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[20]
C000120776 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[20]
C000120776 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[20]
C000120776 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[20]
C000120776 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[20]
C000120776 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[20]
C000120776 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[20]
C000120776 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[20]
C000120776 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[20]
C000120776 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[20]
C000120776 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000120776 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120776 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000120776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120776 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120776 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120776 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039693 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[21]
C000039693 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[21]
C000039693 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[21]
C000039693 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[21]
C000039693 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[21]
C000039693 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[21]
C000039693 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[21]
C000039693 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[21]
C000039693 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21]
C000039693 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[21]
C000039693 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000039693 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000039693 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039693 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039693 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039693 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039693 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071349 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[22]
C000071349 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[22]
C000071349 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[22]
C000071349 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[22]
C000071349 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[22]
C000071349 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[22]
C000071349 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[22]
C000071349 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[22]
C000071349 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[22]
C000071349 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[22]
C000071349 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000071349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071349 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000071349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071349 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071349 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071349 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039692 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[23]
C000039692 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[23]
C000039692 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[23]
C000039692 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[23]
C000039692 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[23]
C000039692 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[23]
C000039692 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[23]
C000039692 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[23]
C000039692 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[23]
C000039692 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[23]
C000039692 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000039692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000039692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039692 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039690 [Member] | Sun Hung Kai Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[24]
C000039690 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[24]
C000039690 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[24]
C000039690 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[24]
C000039690 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[24]
C000039690 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[24]
C000039690 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[24]
C000039690 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[24]
C000039690 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[24]
C000039690 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[24]
C000039690 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000039690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000039690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039690 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076854 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[25]
C000076854 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[25]
C000076854 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[25]
C000076854 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[25]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[25]
C000076854 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076854 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076854 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000076854 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000076854 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000076854 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000076854 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076856 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[26]
C000076856 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[26]
C000076856 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[26]
C000076856 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[26]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[26]
C000076856 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076856 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076856 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000076856 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000076856 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000076856 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000076856 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076857 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[27]
C000076857 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[27]
C000076857 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[27]
C000076857 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[27]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[27]
C000076857 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076857 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000076857 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000076857 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000076857 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000076857 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076858 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[28]
C000076858 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[28]
C000076858 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[28]
C000076858 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[28]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[28]
C000076858 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076858 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076858 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076858 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000076858 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000076858 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000076858 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000076858 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076859 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[29]
C000076859 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[29]
C000076859 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[29]
C000076859 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[29]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[29]
C000076859 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076859 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076859 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076859 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076859 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000076859 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000076859 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000076859 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000076859 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120777 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[30]
C000120777 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[30]
C000120777 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[30]
C000120777 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[30]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 4 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[30]
C000120777 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000120777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000120777 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000120777 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000120777 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000120777 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000120777 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120777 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000120777 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120778 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[31]
C000120778 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[31]
C000120778 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[31]
C000120778 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[31]
C000120778 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000120778 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[31]
C000120778 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[31]
C000120778 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[31]
C000120778 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[31]
C000120778 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[31]
C000120778 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120778 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120778 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000120778 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120778 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[32]
C000084370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[32]
C000084370 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[32]
C000084370 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[32]
C000084370 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000084370 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[32]
C000084370 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[32]
C000084370 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[32]
C000084370 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[32]
C000084370 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[32]
C000084370 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084370 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084369 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[33]
C000084369 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[33]
C000084369 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[33]
C000084369 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[33]
C000084369 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000084369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[33]
C000084369 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[33]
C000084369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[33]
C000084369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[33]
C000084369 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[33]
C000084369 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[34]
C000084371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[34]
C000084371 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[34]
C000084371 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[34]
C000084371 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000084371 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[34]
C000084371 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[34]
C000084371 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[34]
C000084371 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[34]
C000084371 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[34]
C000084371 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084371 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084371 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084371 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[35]
C000084368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[35]
C000084368 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[35]
C000084368 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[35]
C000084368 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000084368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[35]
C000084368 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[35]
C000084368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[35]
C000084368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[35]
C000084368 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[35]
C000084368 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084368 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084368 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084368 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[36]
C000084366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[36]
C000084366 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[36]
C000084366 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[36]
C000084366 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000084366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[36]
C000084366 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[36]
C000084366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[36]
C000084366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[36]
C000084366 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[36]
C000084366 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084366 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084366 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084366 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000084376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[37]
C000084376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[37]
C000084376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[37]
C000084376 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[37]
C000084376 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[37]
C000084376 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[37]
C000084376 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000084376 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000084376 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[37]
C000084376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[37]
C000084376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000084376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084378 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[38]
C000084378 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[38]
C000084378 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[38]
C000084378 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[38]
C000084378 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[38]
C000084378 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[38]
C000084378 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000084378 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[38]
C000084378 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[38]
C000084378 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[38]
C000084378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000084378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084378 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084381 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[39]
C000084381 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[39]
C000084381 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[39]
C000084381 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[39]
C000084381 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[39]
C000084381 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[39]
C000084381 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000084381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[39]
C000084381 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[39]
C000084381 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[39]
C000084381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000084381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084381 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084379 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[40]
C000084379 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[40]
C000084379 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[40]
C000084379 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[40]
C000084379 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[40]
C000084379 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[40]
C000084379 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000084379 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[40]
C000084379 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[40]
C000084379 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[40]
C000084379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000084379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084379 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084380 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[41]
C000084380 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[41]
C000084380 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[41]
C000084380 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[41]
C000084380 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[41]
C000084380 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[41]
C000084380 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000084380 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[41]
C000084380 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[41]
C000084380 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[41]
C000084380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000084380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000084380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084380 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120779 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[42]
C000120779 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[42]
C000120779 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[42]
C000120779 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[42]
C000120779 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[42]
C000120779 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[42]
C000120779 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000120779 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[42]
C000120779 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[42]
C000120779 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[42]
C000120779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000120779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000120779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000120779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000120779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000120779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120779 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120780 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[43]
C000120780 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[43]
C000120780 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[43]
C000120780 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[43]
C000120780 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[43]
C000120780 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[43]
C000120780 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[43]
C000120780 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[43]
C000120780 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[43]
C000120780 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000120780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000120780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000120780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000120780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000120780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000120780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000120780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120780 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084405 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000084405 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[44]
C000084405 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[44]
C000084405 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[44]
C000084405 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[44]
C000084405 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[44]
C000084405 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[44]
C000084405 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[44]
C000084405 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[44]
C000084405 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000084405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000084405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084405 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000084405 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084407 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084407 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[45]
C000084407 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[45]
C000084407 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[45]
C000084407 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[45]
C000084407 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[45]
C000084407 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[45]
C000084407 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[45]
C000084407 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[45]
C000084407 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000084407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000084407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000084407 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084404 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084404 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[46]
C000084404 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[46]
C000084404 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[46]
C000084404 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[46]
C000084404 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[46]
C000084404 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[46]
C000084404 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[46]
C000084404 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[46]
C000084404 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000084404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000084404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000084404 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084406 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084406 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[47]
C000084406 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[47]
C000084406 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[47]
C000084406 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[47]
C000084406 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[47]
C000084406 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000084406 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[47]
C000084406 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[47]
C000084406 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[47]
C000084406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000084406 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000084406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084406 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000084406 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084406 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000084406 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[48]
C000084420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[48]
C000084420 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[48]
C000084420 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[48]
C000084420 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[48]
C000084420 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[48]
C000084420 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[48]
C000084420 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[48]
C000084420 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%	[48]
C000084420 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000084420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000084420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000084420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[49]
C000084422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[49]
C000084422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[49]
C000084422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[49]
C000084422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[49]
C000084422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[49]
C000084422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[49]
C000084422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[49]
C000084422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%	[49]
C000084422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[49]
C000084422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000084422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000084422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265797 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[50]
C000265797 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[50]
C000265797 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[50]
C000265797 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[50]
C000265797 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[50]
C000265797 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[50]
C000265797 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[50]
C000265797 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[50]
C000265797 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%	[50]
C000265797 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[50]
C000265797 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000265797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000265797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000265797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000265797 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000265797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000265797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000265797 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265797 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265797 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000265797 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265797 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084423 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[51]
C000084423 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[51]
C000084423 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[51]
C000084423 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[51]
C000084423 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[51]
C000084423 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[51]
C000084423 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[51]
C000084423 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000084423 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%	[51]
C000084423 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[51]
C000084423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000084423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000084423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000084423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188891 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[52]
C000188891 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[52]
C000188891 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[52]
C000188891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[52]
C000188891 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[52]
C000188891 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[52]
C000188891 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[52]
C000188891 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
C000188891 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%	[52]
C000188891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000188891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000188891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000188891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000188891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000188891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000188891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[53]
C000120781 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[53]
C000120781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[53]
C000120781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[53]
C000120781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[53]
C000120781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[53]
C000120781 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[53]
C000120781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[53]
C000120781 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[53]
C000120781 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[53]
C000120781 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000120781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000120781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000120781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000120781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120781 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095845 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[54]
C000095845 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[54]
C000095845 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[54]
C000095845 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[54]
C000095845 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[54]
C000095845 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[54]
C000095845 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[54]
C000095845 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[54]
C000095845 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[54]
C000095845 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[54]
C000095845 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000095845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000095845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000095845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000095845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095845 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[55]
C000084427 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[55]
C000084427 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[55]
C000084427 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[55]
C000084427 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[55]
C000084427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[55]
C000084427 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[55]
C000084427 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[55]
C000084427 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[55]
C000084427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[55]
C000084427 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000084427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000084427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000084427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000084427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084427 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095844 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[56]
C000095844 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[56]
C000095844 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[56]
C000095844 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[56]
C000095844 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[56]
C000095844 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[56]
C000095844 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[56]
C000095844 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[56]
C000095844 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[56]
C000095844 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[56]
C000095844 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000095844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000095844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000095844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000095844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095844 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084426 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[57]
C000084426 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[57]
C000084426 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[57]
C000084426 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[57]
C000084426 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[57]
C000084426 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[57]
C000084426 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[57]
C000084426 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[57]
C000084426 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[57]
C000084426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[57]
C000084426 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000084426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000084426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000084426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000084426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084426 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[58]
C000084424 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[58]
C000084424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[58]
C000084424 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[58]
C000084424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[58]
C000084424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[58]
C000084424 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[58]
C000084424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%	[58]
C000084424 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[58]
C000084424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[58]
C000084424 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000084424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000084424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000084424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000084424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084424 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000160735 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000160735 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160735 [Member] | Indiana Finance Authority Series 2025 RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000160735 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160735 [Member] | State of Connecticut Special Tax Revenue Series 2026 RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160735 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160735 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160735 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2020 RB 4 38 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000160735 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000160735 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160735 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000160735 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160735 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160736 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000160736 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160736 [Member] | Indiana Finance Authority Series 2025 RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000160736 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160736 [Member] | State of Connecticut Special Tax Revenue Series 2026 RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160736 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160736 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160736 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2020 RB 4 38 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000160736 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000160736 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160736 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000160736 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160736 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160737 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000160737 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160737 [Member] | Indiana Finance Authority Series 2025 RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000160737 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160737 [Member] | State of Connecticut Special Tax Revenue Series 2026 RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160737 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160737 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160737 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2020 RB 4 38 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000160737 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000160737 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160737 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000160737 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160737 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160738 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000160738 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000160738 [Member] | Indiana Finance Authority Series 2025 RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000160738 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000160738 [Member] | State of Connecticut Special Tax Revenue Series 2026 RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160738 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160738 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160738 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2020 RB 4 38 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000160738 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000160738 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000160738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160738 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000160738 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160738 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000188892 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000188892 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000188892 [Member] | Indiana Finance Authority Series 2025 RB 5 00 11 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000188892 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000188892 [Member] | State of Connecticut Special Tax Revenue Series 2026 RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188892 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188892 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188892 [Member] | New York Transportation Development Corp Delta Air Lines Inc LaGuardia Airport Terminals C And D Redevelopment Series 2020 RB 4 38 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000188892 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000188892 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188892 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000188892 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000188892 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000188892 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209155 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000209155 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 27 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000209155 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000209155 [Member] | Bristol Warren Regional School District Series 2025 1 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209155 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209155 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209155 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209155 [Member] | Montgomery County of MD Series 2017 E VRD GO Bonds 0 80 11 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209155 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209155 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209155 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000209155 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%
C000209155 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209155 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209154 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000209154 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 27 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000209154 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000209154 [Member] | Bristol Warren Regional School District Series 2025 1 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209154 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209154 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209154 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209154 [Member] | Montgomery County of MD Series 2017 E VRD GO Bonds 0 80 11 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209154 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209154 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209154 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000209154 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%
C000209154 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209154 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209156 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000209156 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 1 27 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000209156 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000209156 [Member] | Bristol Warren Regional School District Series 2025 1 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209156 [Member] | New York City Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000209156 [Member] | New York City of NY Series 2012 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209156 [Member] | Miami Dade County of FL Expressway Authority Series 2010 A RB 5 00 07 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000209156 [Member] | Montgomery County of MD Series 2017 E VRD GO Bonds 0 80 11 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209156 [Member] | New York City of NY Series 2021 3 VRD GO Bonds 1 05 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209156 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000209156 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000209156 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%
C000209156 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209156 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209161 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[59]
C000209161 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[59]
C000209161 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[59]
C000209161 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[59]
C000209161 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[59]
C000209161 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[59]
C000209161 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[59]
C000209161 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[59]
C000209161 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[59]
C000209161 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[59]
C000209161 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[60]
C000209161 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[60]
C000209161 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[60]
C000209161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[60]
C000209161 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[60]
C000209161 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[60]
C000209161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[60]
C000209161 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[60]
C000209161 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[60]
C000209161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[60]
C000209161 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[60]
C000209161 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[60]
C000209161 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[60]
C000209162 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[61]
C000209162 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[61]
C000209162 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[61]
C000209162 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[61]
C000209162 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[61]
C000209162 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[61]
C000209162 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[61]
C000209162 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[61]
C000209162 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[61]
C000209162 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[61]
C000209162 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[62]
C000209162 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[62]
C000209162 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[62]
C000209162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[62]
C000209162 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[62]
C000209162 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[62]
C000209162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[62]
C000209162 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[62]
C000209162 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[62]
C000209162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[62]
C000209162 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[62]
C000209162 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[62]
C000209162 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[62]
C000209160 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[63]
C000209160 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[63]
C000209160 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[63]
C000209160 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[63]
C000209160 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[63]
C000209160 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[63]
C000209160 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[63]
C000209160 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[63]
C000209160 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[63]
C000209160 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[63]
C000209160 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[64]
C000209160 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[64]
C000209160 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[64]
C000209160 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[64]
C000209160 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[64]
C000209160 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[64]
C000209160 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[64]
C000209160 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[64]
C000209160 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[64]
C000209160 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[64]
C000209160 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[64]
C000209160 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[64]
C000209160 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[64]
C000209159 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[65]
C000209159 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[65]
C000209159 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[65]
C000209159 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[65]
C000209159 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[65]
C000209159 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[65]
C000209159 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[65]
C000209159 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[65]
C000209159 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[65]
C000209159 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[65]
C000209159 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[66]
C000209159 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[66]
C000209159 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[66]
C000209159 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[66]
C000209159 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[66]
C000209159 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[66]
C000209159 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[66]
C000209159 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[66]
C000209159 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[66]
C000209159 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[66]
C000209159 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[66]
C000209159 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[66]
C000209159 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[66]
C000209158 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[67]
C000209158 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[67]
C000209158 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[67]
C000209158 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[67]
C000209158 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[67]
C000209158 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[67]
C000209158 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[67]
C000209158 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[67]
C000209158 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[67]
C000209158 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[67]
C000209158 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[68]
C000209158 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[68]
C000209158 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[68]
C000209158 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[68]
C000209158 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[68]
C000209158 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[68]
C000209158 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[68]
C000209158 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[68]
C000209158 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[68]
C000209158 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[68]
C000209158 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[68]
C000209158 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[68]
C000209158 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[68]
C000209157 [Member] | Spin Holdco Inc Term Loan 7 93 09 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[69]
C000209157 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[69]
C000209157 [Member] | Monitronics International Inc DIP Term Loan A 11 43 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[69]
C000209157 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[69]
C000209157 [Member] | Crown Finance US Inc First Lien Term Loan 8 17 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[69]
C000209157 [Member] | Cengage Learning Inc Term Loan B 6 67 03 24 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[69]
C000209157 [Member] | Third Coast Super Holdings LLC Term Loan B 7 42 09 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[69]
C000209157 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 5 92 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[69]
C000209157 [Member] | SFR Numericable YPSO Altice France Term Loan B 12 8 74 10 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[69]
C000209157 [Member] | Libbey Glass LLC Term Loan B 10 32 11 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[69]
C000209157 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[70]
C000209157 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[70]
C000209157 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[70]
C000209157 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[70]
C000209157 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[70]
C000209157 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[70]
C000209157 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[70]
C000209157 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[70]
C000209157 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[70]
C000209157 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[70]
C000209157 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[70]
C000209157 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[70]
C000209157 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[70]
C000209173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[71]
C000209173 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[71]
C000209173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[71]
C000209173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[71]
C000209173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[71]
C000209173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[71]
C000209173 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[71]
C000209173 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[71]
C000209173 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[71]
C000209173 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[71]
C000209173 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209173 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[72]
C000209172 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[72]
C000209172 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[72]
C000209172 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[72]
C000209172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[72]
C000209172 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[72]
C000209172 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[72]
C000209172 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[72]
C000209172 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[72]
C000209172 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[72]
C000209172 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209172 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[73]
C000209171 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[73]
C000209171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[73]
C000209171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[73]
C000209171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[73]
C000209171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[73]
C000209171 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[73]
C000209171 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[73]
C000209171 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[73]
C000209171 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[73]
C000209171 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209171 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209170 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[74]
C000209170 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[74]
C000209170 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[74]
C000209170 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[74]
C000209170 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[74]
C000209170 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[74]
C000209170 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[74]
C000209170 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[74]
C000209170 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[74]
C000209170 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[74]
C000209170 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209170 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[75]
C000209174 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[75]
C000209174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[75]
C000209174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[75]
C000209174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[75]
C000209174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[75]
C000209174 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[75]
C000209174 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[75]
C000209174 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[75]
C000209174 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[75]
C000209174 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209174 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[76]
C000209169 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[76]
C000209169 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[76]
C000209169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[76]
C000209169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[76]
C000209169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%	[76]
C000209169 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[76]
C000209169 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[76]
C000209169 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[76]
C000209169 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[76]
C000209169 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000209169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209169 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209176 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[77]
C000209176 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[77]
C000209176 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[77]
C000209176 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[77]
C000209176 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[77]
C000209176 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[77]
C000209176 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[77]
C000209176 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[77]
C000209176 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[77]
C000209176 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[77]
C000209176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209176 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209176 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209180 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[78]
C000209180 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[78]
C000209180 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[78]
C000209180 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[78]
C000209180 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[78]
C000209180 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[78]
C000209180 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[78]
C000209180 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[78]
C000209180 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[78]
C000209180 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[78]
C000209180 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209180 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209180 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209180 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209180 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209180 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209180 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209180 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209180 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209178 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[79]
C000209178 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[79]
C000209178 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[79]
C000209178 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[79]
C000209178 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
C000209178 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[79]
C000209178 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[79]
C000209178 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[79]
C000209178 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[79]
C000209178 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[79]
C000209178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209178 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209178 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209177 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[80]
C000209177 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[80]
C000209177 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[80]
C000209177 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[80]
C000209177 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[80]
C000209177 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[80]
C000209177 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[80]
C000209177 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[80]
C000209177 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[80]
C000209177 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[80]
C000209177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209177 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209175 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[81]
C000209175 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[81]
C000209175 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[81]
C000209175 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[81]
C000209175 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[81]
C000209175 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[81]
C000209175 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[81]
C000209175 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[81]
C000209175 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[81]
C000209175 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[81]
C000209175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209175 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209175 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209179 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[82]
C000209179 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[82]
C000209179 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[82]
C000209179 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[82]
C000209179 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[82]
C000209179 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[82]
C000209179 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[82]
C000209179 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[82]
C000209179 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[82]
C000209179 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[82]
C000209179 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000209179 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000209179 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209179 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000209179 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209179 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209179 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209179 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209179 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[83]
C000222272 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[83]
C000222272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[83]
C000222272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[83]
C000222272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[83]
C000222272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[83]
C000222272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[83]
C000222272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%	[83]
C000222272 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[83]
C000222272 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[83]
C000222272 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000222272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000222272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000222272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000222272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241066 [Member] | Polk County of FL Industrial Development Authority Carpenter s Home Estates Series 2019 Ref IDR 5 00 01 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000241066 [Member] | Minnesota State of Higher Education Facilities Authority Bethel University Series 2017 Ref RB 5 00 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000241066 [Member] | New Hampshire State of Health and Education Facilities Authority Series 2015 Ref RB 5 00 07 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000241066 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2024 A RB 5 00 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000241066 [Member] | Massachusetts Commonwealth of Development Finance Agency Brown University Health Obligated Group Series 2025 A RB 5 25 08 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000241066 [Member] | Point Phase 1 Public Infrastructure District No 1 Series 2025 A 1 RB 5 88 03 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000241066 [Member] | New Hampshire State of Business Finance Authority Vista The Series 2019 A RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000241066 [Member] | Sierra City of AZ Vista Industrial Development Authority Wake Preparatory Academy Series 2025 RB 6 25 06 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000241066 [Member] | Pennsylvania Commonwealth of Public School Building Authority Philadelphia School District Series 2016 Ref RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000241066 [Member] | Idaho State of Health Facilities Authority Trinity Health Credit Group Series 2015 D Ref RB 5 50 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241066 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241066 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.70%
C000241066 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241066 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[10]	Excluding money market fund holdings, if any.
[11]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[12]	Excluding money market fund holdings, if any.
[13]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[14]	Excluding money market fund holdings, if any.
[15]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[16]	Excluding money market fund holdings, if any.
[17]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[18]	Excluding money market fund holdings, if any.
[19]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[61]	Excluding money market fund holdings, if any.
[62]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[63]	Excluding money market fund holdings, if any.
[64]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[65]	Excluding money market fund holdings, if any.
[66]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[67]	Excluding money market fund holdings, if any.
[68]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[69]	Excluding money market fund holdings, if any.
[70]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.
[83]	Excluding money market fund holdings, if any.